Nature of business and organization	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

China Xiangtai Food Co., Ltd. (“Xiangtai Cayman” or the “Company”) is a holding company incorporated on January 23, 2018, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of WVM Inc. (“Xiangtai BVI”). Xiangtai BVI is also a holding company holding all of the outstanding equity of CVS Limited, (“Xiangtai HK”). Xiangtai HK is also a holding company holding all of the outstanding equity of Chongqing Jinghuangtai Business Management Consulting Co., Ltd. (“Xiangtai WFOE”).

The Company, through its variable interest entity (“VIE”), Chongqin Penglin Food Co., Ltd. (“CQ Penglin”) and through its wholly-owned subsidiary, Guang’an Yongpeng Food Co., Ltd. (“GA Yongpeng”), engages in slaughtering, processing, packing and selling various processed meat products. On July 2, 2018, the Company acquired Chongqing Pengmei Supermarket Co. Ltd., (“CQ Pengmei”) that operated two grocery stores under common control of Ms. Zeshu Dai, its CEO, and her spouse in the city of Chongqing. The operations of these two grocery stores started in November 2017. The acquisition price was at the carrying value on CQ Pengmei books and records for a total of approximately $0.9 million (RMB 5,949,052). In February 2020, the Company discontinued its grocery stores business as the Company has been operating at losses in this business. As a result, the results of operations for the Company's grocery stores business are reported as discontinued operations under the guidance of Accounting Standards Codification 205.

On April 3, 2020, the Company entered into a Share Purchase Agreement ("SPA") with Xiangtai WFOE, Chongqing Ji Mao Cang Feed Co., Ltd. ("JMC"), which engages in raw feed material and formula solution wholesales business, and the shareholders of JMC ("JMC Shareholders"). Pursuant to the SPA, the Company shall issue to the shareholder who owns 51% of JMC's equity interest 2,000,000 duly authorized, fully paid and nonassessable ordinary shares of the Company, valued at a price of $1.77 per share, the closing price of the Company's ordinary share on April 3, 2020, for an aggregate discounted purchase price of $2,658,909 with probability of contingent considerations, subject to the milestones as specified in the SPA, in exchange for JMC Shareholders' agreement to cause JMC to enter into certain VIE agreements with Xiangtai WFOE, through which WFOE shall have the right to control, manage and operate JMC in return for a service fee equal to 51% of JMC's after-tax net income. (See Note 4).

The Company’s headquarter is located in the city of Chongqing, a direct-controlled municipality of the People’s Republic of China (the “PRC” or “China”). All of the Company’s business activities are carried out by CQ Penglin, GA Yongpeng, CQ Pengmei and JMC.

In May 2018, Xiangtai Cayman completed its reorganization of entities under the common control of one major shareholder, Zeshu Dai, who obtained 100% control of China Meitai Food Co., Ltd. (“China Meitai”), which has 64.17% ownership in Xiangtai Cayman, through an entrustment agreement with a third party prior to the reorganization, which the third party entrusted its voting power, personnel appointment power and other power-related to operating and managing of China Meitai, and therefore effectively the control of Xiangtai Cayman, to Ms. Dai to the extent permitted by the laws of the British Virgin Islands.

Ms. Dai entered into a call option agreement with a third party who is currently the sole shareholder of China Meitai. Pursuant to the call option agreement, the third party granted Ms. Dai an option that upon the closing of the initial public offering of the Company, Ms. Dai can exercise control of 97.74% of the shares of China Meitai. After excising the option shares in China Meitai, Ms. Dai indirectly owns 62.73% shares of the Company through China Meitai concurrently with the completion of the reorganization in May 2019.

Xiangtai Cayman, Xiangtai BVI and Xiangtai HK were established as the holding companies of Xiangtai WFOE. Xiangtai WFOE is the primary beneficiary of CQ Penglin and is the holding company of GA Yongpeng, and all of these entities included in Xiangtai Cayman are under common control of Ms. Dai and her immediate family members. As the 97.7% major shareholder in China Meitai, upon exercising the option shares, who collectively owns 100% of CQ Penglin and 100% of GA Yongpeng prior to the reorganization, causing the consolidation of CQ Penglin and GA Yongpeng which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Xiangtai Cayman.

On September 3, 2020, the Company entered into a share purchase agreement with Silanchi, a British Virgin Islands company, and China Gelingge Holding Limitied and China Yaxinge Holding Limited, the shareholders of Silanchi, who collectively hold 100% equity interest of Silanchi and to deliver a total consideration of US$100 in exchange for acquiring 98% equity interest of Silanchi. Silanchi was established on December 12, 2019. Silanchi is a holding company holding all of the outstanding equity of Haochuangge Limited (“Haochuangge”), which was incorporated in January 2020 under the laws of Hong Kong.

The accompanying consolidated financial statements reflect the activities of Xiangtai Cayman and each of the following entities:

Name	Background	Ownership
Xiangtai BVI	· A British Virgin Islands company	100%
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK
CQ Penglin	· A PRC limited liability company
	· Slaughtering, processing, packing, and selling various processed meat products.	VIE of Xiangtai WFOE
GA Yongpeng	· A PRC limited liability company
	· Slaughtering, processing, packing and selling various processed meat products.	100% owned by Xiangtai WFOE
CQ Pengmei	· A PRC limited liability company	100% owned by Xiangtai
	· Grocery stores selling daily necessities	WFOE
JMC	· A PRC limited liability company	51 % VIE of Xiangtai
	· Feed raw materials and formula solutions wholesales.	WFOE
Silanchi	· A British Virgin Islands company	100%
Haochuangge	· A Hong Kong company	100% owned by Silanchi

Contractual Arrangements

CQ Penglin

CQ Penglin’s PRC business license includes business activities of marketing survey service in the livestock industry and it is being included as a social survey category, which is within the business category in which foreign investment is restricted pursuant to the current PRC regulations. As such, CQ Penglin is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of five agreements (collectively the “Contractual Arrangements”). The significant terms of the Contractual Arrangements are as follows:

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement between Xiangtai WFOE and CQ Penglin, as amended, Xiangtai WFOE is engaged as the exclusive provider of management consulting services to CQ Penglin. For such services, CQ Penglin agrees to pay service fees determined based on all of their net income to Xiangtai WFOE or Xiangtai WFOE has the obligation to absorb all of the losses of CQ Penglin.

The technical consultation and services agreement, as amended, remains in effect for 30 years until October 8, 2047. The agreement can be extended only if Xiangtai WFOE gives its written consent of extension of the agreement before the expiration of the agreement and CQ Penglin then may extend without reservation.

Business Cooperation Agreement

Pursuant to the business cooperation agreement between Xiangtai WFOE and CQ Penglin, as amended, Xiangtai WFOE has the exclusive right to provide CQ Penglin with technical support, business support and related consulting services, including but not limited to technical services, business consultations, equipment or property leasing, marketing consultancy, system integration, product research and development, and system maintenance. In exchange, Xiangtai WFOE is entitled to a service fee that equals all of the net income of

CQ Penglin determined by U.S. GAAP. The service fees may be adjusted based on the services rendered by Xiangtai WFOE in that month and the operational needs of CQ Penglin.

The business cooperation agreement, as amended, remains in effect unless Xiangtai WFOE commits gross negligence, or a fraudulent act, against CQ Penglin. Nevertheless, Xiangtai WFOE shall have the right to terminate this agreement upon giving 30 days’ prior written notice to CQ Penglin at any time.

Equity Option Agreements

Pursuant to the equity option agreements, as amended, among the shareholders who collectively owned all of CQ Penglin and Xiangtai WFOE, and CQ Penglin.  These shareholders jointly and severally grant Xiangtai WFOE an option to purchase their equity interests in CQ Penglin. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of CQ Penglin, these shareholders of CQ Penglin are required to immediately return any amount in excess of the registered capital to Xiangtai WFOE or its designee of Xiangtai WFOE. Xiangtai WOFE may exercise such option at any time until it has acquired all equity interests of CQ Penglin, and may transfer the option to any third party. The agreements will terminate at the date on which all of these shareholders’ equity interests of CQ Penglin has been transferred to Xiangtai WFOE or its designee.

Equity Pledge Agreements

Pursuant to the equity pledge agreements, as amended, among the shareholders who collectively owned all of CQ Penglin, pledge all of the equity interests in CQ Penglin to Xiangtai WFOE as collateral to secure the obligations of CQ Penglin under the exclusive consulting services and operating agreement. These shareholders may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Xiangtai WFOE’s interests, without Xiangtai WFOE’s prior approval. In the event of default, Xiangtai WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of CQ Penglin. The agreement will terminate at the date these shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreements, as amended, the shareholders of CQ Penglin give Xiangtai WFOE an irrevocable proxy to act on their behalf on all matters pertaining to CQ Penglin and to exercise all of their rights as shareholders of CQ Penglin, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in CQ Penglin. In consideration of such granted rights, Xiangtai WFOE agrees to provide the necessary financial support to CQ Penglin whether or not CQ Penglin incurs a loss, and agrees not to request repayment if CQ Penglin is unable to do so. The agreements shall remain in effect for 30 years until October 8, 2047.

Based on the foregoing contractual arrangements, which grant Xiangtai WFOE effective control of CQ Penglin, obligate Xiangtai WFOE to absorb all of the risks of loss from their activities, and enable Xiangtai WFOE to receive all of their expected residual returns, the Company accounts for CQ Penglin as a VIE.

The Company consolidates the accounts of CQ Penglin for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

JMC

JMC is a private enterprise specializing in feed raw material sales and feed formula solutions.  JMC has entered strategic alliances with large grain and oil companies and has obtained general distributorship in Chongqing, Sichuan and other places in the PRC. To provide distribution service, JMC needs to conduct market research and to collect and analyze the relating market data, which is regarded as marketing service, which is within the business category in which foreign investment is restricted pursuant to the current PRC regulations. As such, JMC is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of five agreements (collectively the “Contractual Arrangements”). The significant terms of the Contractual Arrangements are as follows:

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement, as amended, between Xiangtai WFOE and JMC, Xiangtai WFOE is engaged as the exclusive provider of management consulting services to JMC. For such services, JMC agrees to pay service fees determined based on 51% of their net income to Xiangtai WFOE or Xiangtai WFOE has the obligation to absorb 51% of the losses of JMC.

The technical consultation and services agreement, as amended, remains in effect for 20 years until April 2, 2040. The agreement can be extended only if Xiangtai WFOE gives its written consent of extension of the agreement before the expiration of the agreement and JMC then may extend without reservation.

Equity Option Agreement

Pursuant to the equity option agreement, a shareholder who owned 51% of JMC, Xiangtai WFOE, and JMC.   This shareholder severally grant Xiangtai WFOE an option to purchase her 51% equity interests in JMC. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of JMC, this shareholder of JMC is required to immediately return any amount in excess of the registered capital to Xiangtai WFOE or its designee of Xiangtai WFOE. Xiangtai WOFE may exercise such option at any time until it has acquired the 51% equity interests of JMC, and may transfer the option to any third party. The agreements will terminate at the date on which all of this shareholder’s 51% equity interests of JMC has been transferred to Xiangtai WFOE or its designee.

Equity Pledge Agreement

Pursuant to the equity pledge agreement, a shareholder who owned 51% of JMC pledges all of her 51% equity interests in JMC to Xiangtai WFOE as collateral to secure the obligations of JMC under the exclusive consulting services and operating agreement. This shareholder may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Xiangtai WFOE’s interests, without Xiangtai WFOE’s prior approval. In the event of default, Xiangtai WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of JMC. The agreement will terminate at the date these shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreement

Pursuant to the voting rights proxy and financial supporting agreement, a 51% shareholder of JMC give Xiangtai WFOE an irrevocable proxy to act on their behalf on all matters pertaining to JMC and to exercise all of their rights as the 51% shareholder of JMC, including the right to attend shareholders meeting, to exercise voting rights and to transfer all 51% or a part of her equity interests in JMC. In consideration of such granted rights, Xiangtai WFOE agrees to provide the necessary 51% financial support to JMC whether or not JMC incurs a loss, and agrees not to request repayment if JMC is unable to do so. The agreements shall remain in effect for 20 years until April 2, 2040.

Based on the foregoing contractual arrangements, which grant Xiangtai WFOE effective 51% control of JMC, obligate Xiangtai WFOE to absorb 51% of the risks of loss from their activities, and enable Xiangtai WFOE to receive 51% of their expected residual returns, the Company accounts for JMC as a VIE.

The Company consolidates the accounts of JMC beginning on April 3, 2020, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

Note 1 – Nature of business and organization

China Xiangtai Food Co., Ltd. (“Xiangtai Cayman” or the “Company”) is a holding company incorporated on January 23, 2018, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of WVM Inc. (“Xiangtai BVI”). Xiangtai BVI is also a holding company holding all of the outstanding equity of CVS Limited, (“Xiangtai HK”). Xiangtai HK is also a holding company holding all of the outstanding equity of Chongqing Jinghuangtai Business Management Consulting Co., Ltd. (“Xiangtai WFOE”).

The Company, through its variable interest entity (“VIE”), Chongqin Penglin Food Co., Ltd. (“CQ Penglin”) and through its wholly-owned subsidiary, Guang’an Yongpeng Food Co., Ltd. (“GA Yongpeng”), engages in slaughtering, processing, packing and selling various processed meat products. On July 2, 2018, the Company acquired Chongqing Pengmei Supermarket Co. Ltd., (“CQ Pengmei”) that operated two grocery stores under common control of Ms. Zeshu Dai, its CEO, and her spouse in the city of Chongqing. The operations of these two grocery stores started in November 2017. The acquisition price was at the carrying value on CQ Pengmei books and records for a total of approximately $0.9 million (RMB 5,949,052). In February 2020, the Company discontinued its grocery stores business as the Company has been operating at losses in this business. As a result, the results of operations for the Company's grocery stores business are reported as discontinued operations under the guidance of Accounting Standards Codification 205.

On April 3, 2020, the Company entered into a Share Purchase Agreement ("SPA") with Xiangtai WFOE, Chongqing Ji Mao Cang Feed Co., Ltd. ("JMC"), which engages in raw feed material and formula solution wholesales business, and the shareholders of JMC ("JMC Shareholders"). Pursuant to the SPA, the Company shall issue to the shareholder who owns 51% of JMC's equity interest 2,000,000 duly authorized, fully paid and nonassessable ordinary shares of the Company, valued at a price of $1.77 per share, the closing price of the Company's ordinary share on April 3, 2020, for an aggregate discounted purchase price of $2,658,909 with probability of contingent considerations, subject to the milestones as specified in the SPA, in exchange for JMC Shareholders' agreement to cause JMC to enter into certain VIE agreements with Xiangtai WFOE, through which WFOE shall have the right to control, manage and operate JMC in return for a service fee equal to 51% of JMC's after-tax net income. (See Note 4).

The Company’s headquarter is located in the city of Chongqing, a direct-controlled municipality of the People’s Republic of China (the “PRC” or “China”). All of the Company’s business activities are carried out by CQ Penglin, GA Yongpeng, CQ Pengmei and JMC.

In May 2018, Xiangtai Cayman completed its reorganization of entities under the common control of one major shareholder, Zeshu Dai, who obtained 100% control of China Meitai Food Co., Ltd. (“China Meitai”), which has 64.17% ownership in Xiangtai Cayman, through an entrustment agreement with a third party prior to the reorganization, which the third party entrusted its voting power, personnel appointment power and other power-related to operating and managing of China Meitai, and therefore effectively the control of Xiangtai Cayman, to Ms. Dai to the extent permitted by the laws of the British Virgin Islands.

Ms. Dai entered into a call option agreement with a third party who is currently the sole shareholder of China Meitai. Pursuant to the call option agreement, the third party granted Ms. Dai an option that upon the closing of the initial public offering of the Company, Ms. Dai can exercise control of 97.74% of the shares of China Meitai. After excising the option shares in China Meitai, Ms. Dai indirectly owns 62.73% shares of the Company through China Meitai concurrently with the completion of the reorganization in May 2019.

Xiangtai Cayman, Xiangtai BVI and Xiangtai HK were established as the holding companies of Xiangtai WFOE. Xiangtai WFOE is the primary beneficiary of CQ Penglin and is the holding company of GA Yongpeng, and all of these entities included in Xiangtai Cayman are under common control of Ms. Dai and her immediate family members. As the 97.7% major shareholder in China Meitai, upon exercising the option shares, who collectively owns 100% of CQ Penglin and 100% of GA Yongpeng prior to the reorganization, causing the consolidation of CQ Penglin and GA Yongpeng which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Xiangtai Cayman.

On May 10, 2019, the Company closed its initial public offering of an aggregate of 1,172,360 ordinary shares, par value $0.01 per share, at a public offering price of $5.00 per share, for gross proceeds of $5,861,800 (the “Closing”). The Company received net proceeds

(after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $4.4 million from the offering.

The accompanying consolidated financial statements reflect the activities of Xiangtai Cayman and each of the following entities:

Name	Background	Ownership
Xiangtai BVI	· A British Virgin Islands company	100%
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK
CQ Penglin	· A PRC limited liability company	VIE of Xiangtai WFOE
· Slaughtering, processing, packing, and selling various processed meat products.
GA Yongpeng	· A PRC limited liability company	100% owned by Xiangtai WFOE
· Slaughtering, processing, packing and selling various processed meat products.
CQ Pengmei	· A PRC limited liability company	100% owned by Xiangtai WFOE
· Grocery stores selling daily necessities
JMC	· A PRC limited liability company	51 % VIE of Xiangtai WFOE
· Feed raw materials and formula solutions wholesales.

Contractual Arrangements

CQ Penglin

CQ Penglin’s PRC business license includes business activities of marketing survey service in the livestock industry and it is being included as a social survey category, which is within the business category in which foreign investment is restricted pursuant to the current PRC regulations. As such, CQ Penglin is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of five agreements (collectively the “Contractual Arrangements”). The significant terms of the Contractual Arrangements are as follows:

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement between Xiangtai WFOE and CQ Penglin, as amended, Xiangtai WFOE is engaged as the exclusive provider of management consulting services to CQ Penglin. For such services, CQ Penglin agrees to pay service fees determined based on all of their net income to Xiangtai WFOE or Xiangtai WFOE has the obligation to absorb all of the losses of CQ Penglin.

The technical consultation and services agreement, as amended, remains in effect for 30 years until October 8, 2047. The agreement can be extended only if Xiangtai WFOE gives its written consent of extension of the agreement before the expiration of the agreement and CQ Penglin then may extend without reservation.

Business Cooperation Agreement

Pursuant to the business cooperation agreement between Xiangtai WFOE and CQ Penglin, as amended, Xiangtai WFOE has the exclusive right to provide CQ Penglin with technical support, business support and related consulting services, including but not limited to technical services, business consultations, equipment or property leasing, marketing consultancy, system integration, product research and development, and system maintenance. In exchange, Xiangtai WFOE is entitled to a service fee that equals all of the net income of CQ Penglin determined by U.S. GAAP. The service fees may be adjusted based on the services rendered by Xiangtai WFOE in that month and the operational needs of CQ Penglin.

The business cooperation agreement, as amended, remains in effect unless Xiangtai WFOE commits gross negligence, or a fraudulent act, against CQ Penglin. Nevertheless, Xiangtai WFOE shall have the right to terminate this agreement upon giving 30 days’ prior written notice to CQ Penglin at any time.

Equity Option Agreements

Pursuant to the equity option agreements, as amended, among the shareholders who collectively owned all of CQ Penglin and Xiangtai WFOE, and CQ Penglin.  These shareholders jointly and severally grant Xiangtai WFOE an option to purchase their equity interests in CQ Penglin. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of CQ Penglin, these shareholders of CQ Penglin are required to immediately return any amount in excess of the registered capital to Xiangtai WFOE or its designee of Xiangtai WFOE. Xiangtai WOFE may exercise such option at any time until it has acquired all equity interests of CQ Penglin, and may transfer the option to any third party. The agreements will terminate at the date on which all of these shareholders’ equity interests of CQ Penglin has been transferred to Xiangtai WFOE or its designee.

Equity Pledge Agreements

Pursuant to the equity pledge agreements, as amended, among the shareholders who collectively owned all of CQ Penglin, pledge all of the equity interests in CQ Penglin to Xiangtai WFOE as collateral to secure the obligations of CQ Penglin under the exclusive consulting services and operating agreement. These shareholders may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Xiangtai WFOE’s interests, without Xiangtai WFOE’s prior approval. In the event of default, Xiangtai WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of CQ Penglin. The agreement will terminate at the date these shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreements, as amended, the shareholders of CQ Penglin give Xiangtai WFOE an irrevocable proxy to act on their behalf on all matters pertaining to CQ Penglin and to exercise all of their rights as shareholders of CQ Penglin, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in CQ Penglin. In consideration of such granted rights, Xiangtai WFOE agrees to provide the necessary financial support to CQ Penglin whether or not CQ Penglin incurs a loss, and agrees not to request repayment if CQ Penglin is unable to do so. The agreements shall remain in effect for 30 years until October 8, 2047.

Based on the foregoing contractual arrangements, which grant Xiangtai WFOE effective control of CQ Penglin, obligate Xiangtai WFOE to absorb all of the risks of loss from their activities, and enable Xiangtai WFOE to receive all of their expected residual returns, the Company accounts for CQ Penglin as a VIE.

The Company consolidates the accounts of CQ Penglin for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

JMC

JMC is a private enterprise specializing in feed raw material sales and feed formula solutions.  JMC has entered strategic alliances with large grain and oil companies and has obtained general distributorship in Chongqing, Sichuan and other places in the PRC. To provide distribution service, JMC needs to conduct market research and to collect and analyze the relating market data, which is regarded as marketing service, which is within the business category in which foreign investment is restricted pursuant to the current PRC regulations. As such, JMC is controlled through contractual agreements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of five agreements (collectively the “Contractual Arrangements”). The significant terms of the Contractual Agreements are as follows:

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement, as amended, between Xiangtai WFOE and JMC, Xiangtai WFOE is engaged as the exclusive provider of management consulting services to JMC. For such services, JMC agrees to pay service fees determined based on 51% of their net income to Xiangtai WFOE or Xiangtai WFOE has the obligation to absorb 51% of the losses of JMC.

The technical consultation and services agreement, as amended, remains in effect for 20 years until April 2, 2040. The agreement can be extended only if Xiangtai WFOE gives its written consent of extension of the agreement before the expiration of the agreement and JMC then may extend without reservation.

Equity Option Agreement

Pursuant to the equity option agreement, a shareholder who owned 51% of JMC, Xiangtai WFOE, and JMC.   This shareholder severally grant Xiangtai WFOE an option to purchase her 51% equity interests in JMC. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of JMC, this shareholder of JMC is required to immediately return any amount in excess of the registered capital to Xiangtai WFOE or its designee of Xiangtai WFOE. Xiangtai WOFE may exercise such option at any time until it has acquired the 51% equity interests of JMC, and may transfer the option to any third party. The agreements will terminate at the date on which all of this shareholder’s 51% equity interests of JMC has been transferred to Xiangtai WFOE or its designee.

Equity Pledge Agreement

Pursuant to the equity pledge agreement, a shareholder who owned 51% of JMC pledges all of her 51% equity interests in JMC to Xiangtai WFOE as collateral to secure the obligations of JMC under the exclusive consulting services and operating agreement. This shareholder may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Xiangtai WFOE’s interests, without Xiangtai WFOE’s prior approval. In the event of default, Xiangtai WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of JMC. The agreement will terminate at the date these shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreement

Pursuant to the voting rights proxy and financial supporting agreement, a 51% shareholder of JMC give Xiangtai WFOE an irrevocable proxy to act on their behalf on all matters pertaining to JMC and to exercise all of their rights as the 51% shareholder of JMC, including the right to attend shareholders meeting, to exercise voting rights and to transfer all 51% or a part of her equity interests in JMC. In consideration of such granted rights, Xiangtai WFOE agrees to provide the necessary 51% financial support to JMC whether or not JMC incurs a loss, and agrees not to request repayment if JMC is unable to do so. The agreements shall remain in effect for 20 years until April 2, 2040.

Based on the foregoing contractual arrangements, which grant Xiangtai WFOE effective 51% control of JMC, obligate Xiangtai WFOE to absorb 51% of the risks of loss from their activities, and enable Xiangtai WFOE to receive 51% of their expected residual returns, the Company accounts for JMC as a VIE.

The Company consolidates the accounts of JMC beginning on April 3, 2020, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.